Segment Reporting (Details)	6 Months Ended
Jun. 30, 2026 segments
Segment Reporting Information [Line Items]
Description of CODM	Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of reportable segments not disclosed flag	true
Business Segment [Member]
Segment Reporting Information [Line Items]
Number of reportable segments	2